Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands, except share and per share data)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	117,692	86,769	13,786
Investment in available-for-sale securities	188,621	225,488	35,826
Prepaid expenses and other current assets	590	95	15
Amounts due from subsidiaries	375,906	357,190	56,752

Total current assets	682,809	669,542	106,379
Investments in subsidiaries	278,580	283,585	45,057

TOTAL ASSETS	961,389	953,127	151,436

LIABILITIES AND SHAREHOLDERS’ EQUITY

Option liabilities	4,560	7,932	1,260
Other payables	2,052	3,206	509
Amounts due to subsidiaries	5,952	6,569	1,043

Total current liabilities	12,564	17,707	2,812

Shareholders’ equity:
Ordinary shares, par value RMB0.027 (HK$0.025) per share:
8,000,000,000 shares authorized; 36,742,832 shares issued and outstanding in 2010 and 37,538,161 shares issued and outstanding in 2011, respectively	965	982	156
Additional paid-in capital	916,719	923,829	146,782
Retained earnings	54,221	57,746	9,175
Accumulated other comprehensive loss	(23,080)	(47,137)	(7,489)

Total shareholders’ equity	948,825	935,420	148,624

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	961,389	953,127	151,436

STATEMENTS OF OPERATIONS

(In thousands, except share and per share data)

	Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Selling and marketing expenses	—	—	—	—
General and administrative expenses	(16,506)	(17,064)	(23,845)	(3,789)

Loss from operations	(16,506)	(17,064)	(23,845)	(3,789)
Interest income	15	2	1	—
Gain on sales of short-term investments	28,587	59,452	32,637	5,184
Change in fair value of marketable options	27,684	(18,211)	7,252	1,152
Other income	1,804	1,979	—	—

Income before equity in earnings of subsidiaries	41,584	26,158	16,045	2,547
Equity in losses of subsidiaries	(40,252)	(13,833)	(12,520)	(1,989)

Net income	1,332	12,325	3,525	558

Net income per share
Basic	0.04	0.34	0.09	0.01
Diluted	0.04	0.33	0.09	0.01

Weighted average shares used in computation:
Basic	35,100,194	35,800,428	37,443,657	37,443,657
Diluted	35,100,194	37,291,534	40,465,449	40,465,449

STATEMENT OF COMPREHENSIVE INCOME

(In thousands, except share and per share data)

	Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Net income	1,332	12,325	3,525	558
Foreign currency translation loss	(5)	(10,572)	(15,004)	(2,384)
Unrealized gain (loss) on available-for-sale securities	16,451	(7,063)	(9,053)	(1,438)

Comprehensive income (loss)	17,778	(5,310)	(20,532)	(3,264)

STATEMENTS OF CHANGES IN EQUITY

(In thousands, except share and per share data)

			Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive (Loss) Income	Total
	Ordinary shares
	Shares	Amount
		RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2009	34,998,020	926	880,581	40,564	(21,891)	900,180
Issuance of ADR shares for the exercise of employee share options	120,536	3	(3)	—	—	—
Net income	—	—	—	1,332	—	1,332
Foreign currency translation adjustments	—	—	—	—	(5)	(5)
Employee share options compensation	—	—	4,467	—	—	4,467
Unrealized gain on available-for-sale securities	—	—	—	—	16,451	16,451

Balance as of December 31, 2009	35,118,556	929	885,045	41,896	(5,445)	922,425
Issuance of ADR shares for the exercise of employee share options	1,624,276	36	(36)	—	—	—
Net income	—	—	—	12,325	—	12,325
Foreign currency translation adjustments	—	—	—	—	(10,572)	(10,572)
Employee share options compensation	—	—	31,710	—	—	31,710
Unrealized loss on available-for-sale securities	—	—	—	—	(7,063)	(7,063)

Balance as of December 31, 2010	36,742,832	965	916,719	54,221	(23,080)	948,825
Issuance of ADR shares for the exercise of employee share options	795,329	17	(17)	—	—	—
Net income	—	—	—	3,525	—	3,525
Foreign currency translation adjustments	—	—	—	—	(15,004)	(15,004)
Employee share options compensation	—	—	7,127	—	—	7,127
Unrealized loss on available-for-sale securities	—	—	—	—	(9,053)	(9,053)

Balance as of December 31, 2011	37,538,161	982	923,829	57,746	(47,137)	935,420

		US$156	US$146,782	US$9,175	(US$7,489)	US$148,624

STATEMENTS OF CASH FLOWS

(In thousands, except share and per share data)

	Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	1,332	12,325	3,525	558
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	40,252	13,833	12,520	1,989
Gain from short sale of stock options	(41,810)	(43,788)	(37,942)	(6,028)
(Gain) loss from sale of available-for-sale securities	(14,461)	2,823	—	—
Changes in operating assets and liabilities:

Prepaid expenses and other current assets	256	(48)	478	76
Other payables	(4,499)	1,993	1,279	203
Amounts due to subsidiaries	(7,622)	5,998	920	147

Net cash used in operating activities	(26,552)	(6,864)	(19,220)	(3,055)

Cash flows from investing activities:
Purchase of available-for-sale securities	(271,568)	(231,132)	(332,132)	(52,770)
Proceeds from sales of available-for-sale securities	177,179	151,440	282,814	44,935
Proceeds from short sale of options	73,508	37,594	59,006	9,376
Cover short or assignment of option liabilities	(19,835)	(931)	(17,393)	(2,763)
Decrease in amounts due from subsidiaries	97,548	37,954	971	155

Net cash provided by (used in) investing activities	56,832	(5,075)	(6,734)	(1,067)

Net cash provided by financing activities	—	—	—	—

Effect of exchange rate changes on cash	(156)	(5,197)	(4,969)	(791)

Net increase (decrease) in cash and cash equivalents	30,124	(17,136)	(30,923)	(4,913)
Cash and cash equivalents at the beginning of the year	104,704	134,828	117,692	18,699

Cash and cash equivalents at the end of the year	134,828	117,692	86,769	13,786

Notes to Schedule I:

Basis of preparation

The parent-company condensed financial information of Ninetowns is prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that Ninetowns uses the equity method to account for its investments in subsidiaries.

Amounts due from and due to subsidiaries

Amounts due from subsidiaries represents amounts loaned to subsidiaries for their investments in the Company’s PRC subsidiaries. Amounts due from subsidiaries are non-interest bearing, unsecured and do not have specified payment terms. Amounts due to subsidiaries are payable within one year.